Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	As of December 31,
	2022	2023
Advances to third parties	54,713	105,598
Advances to employees	8,577	21
Receivables from selling subsidiaries	45,450	10,344
Prepaid rental fees	1,103	3,402
School deposits	21,038	120,719
Deposits for financing arrangements	6,700	-
Low-value consumables	1,522	81
Others	1,558	878
Prepaid expenses and other current assets	140,661	241,403